Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated loans [abstract]
Schedule of Subordinated Loans by Group Companies
19 Subordinated loans

Subordinated loans by group companies
	2019	2018
ING Groep N.V.	13,069	10,355
ING Group companies	3,519	3,370
	16,588	13,724

Schedule of Changes in Subordinated Loans
Changes in subordinated loans
	2019	2018
Opening balance	13,724	15,968
Effect of change in accounting policy due to the implementation of IFRS 9		241
New issuances	3,429	1,859
Repayments	–933	–4,646
Exchange rate differences and other	367	302
Closing balance	16,588	13,724